Annual Fund Operating Expenses	Dec. 31, 2025
AZL Balanced Index Strategy Fund | AZL Balanced Index Strategy Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.61%	[1]
Expenses (as a percentage of Assets)	0.71%
AZL MVP Balanced Index Strategy Fund | AZL MVP Balanced Index Strategy Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.59%	[2]
Expenses (as a percentage of Assets)	0.73%
AZL MVP Growth Index Strategy Fund | AZL MVP Growth Index Strategy Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.56%	[3]
Expenses (as a percentage of Assets)	0.69%
AZL MVP Moderate Index Strategy Fund | AZL MVP Moderate Index Strategy Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.58%	[4]
Expenses (as a percentage of Assets)	0.73%
AZL DFA Multi-Strategy Fund | AZL DFA Multi-Strategy Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.78%	[5]
Expenses (as a percentage of Assets)	0.87%
AZL MVP Global Balanced Index Strategy Fund | AZL MVP Global Balanced Index Strategy Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.64%	[6]
Expenses (as a percentage of Assets)	0.79%
AZL MVP DFA Multi-Strategy Fund | AZL MVP DFA Multi-Strategy Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.74%	[7]
Expenses (as a percentage of Assets)	0.97%
Fee Waiver or Reimbursement	(0.10%)	[8]
Net Expenses (as a percentage of Assets)	0.87%	[8]
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.68%	[9]
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	(0.01%)	[10]
Net Expenses (as a percentage of Assets)	0.83%
AZL MVP T. Rowe Price Capital Appreciation Plus Fund | AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.75%	[11]
Expenses (as a percentage of Assets)	0.88%

[1]	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
[2]	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
[3]	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
[4]	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
[5]	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
[6]	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
[7]	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
[8]	The Manager and the Fund have entered into a written agreement reducing the management fee to 0.10% through at least April 30, 2027, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.
[9]	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
[10]	The Manager and the Fund have entered into a written agreement limiting operating expenses, excluding certain expenses (such as interest expense and Acquired Fund Fees and Expenses), to 0.15% through at least April 30, 2027, after which the expense limitation agreement may be terminated for any reason by the Fund at any time or by the Manager on 30 days written notice to the Fund. Amounts contractually waived or reimbursed under the expense limitation agreement may be reimbursed to the Manager to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
[11]	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.